Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

27.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to prices of finished goods, raw materials and power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in US dollars and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. At December 31, 2020, and December 31, 2019, the Company was not party to any foreign currency forward contracts.

In February 2017, the Company completed a restructuring of its finances which included the issue of $350,000 thousand of senior unsecured Notes due 2022 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in US dollars, whereas its operations principally generate a combination of US dollar and Euro cash flows. Following approval by the Board, the Company entered into a cross currency interest rate swap to exchange 55% of the principal and interest payments in US dollars for principal and interest payments in Euros (see Note 19). The Company has designated a proportion of the cross currency swap as a cash flow hedge (see Note 19), with the remainder accounted for at fair value through profit or loss.

In March, 2020, the Company closed out the cross currency swap resulting in the receipt of cash proceeds of $3,608 thousand (see Note 19).

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16).

During the year ended December 31, 2020 and 2019, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities. At December 31, 2020, the Company had drawn down $28,168 thousand under its credit facilities (2019:  $62,835).

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 10 and includes trade receivables, other receivables and other financial assets.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since August 2017, the Company has operated an accounts receivable securitization program (see Note 10).

On October 2, the Company ended the receivables funding agreement and cancelled the securitization structure, signing a new factoring agreement with “Leasing and Factoring Agent”, for anticipating the collection of receivables of the Company’s European entities (see Note 16)

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. The Company’s main sources of financing are as follows:

•

$350,000 thousand aggregate principal amount of 9.375% senior unsecured notes due March 1, 2022 (the “Notes”). The proceeds from the Notes, issued by Ferroglobe and Globe (together, the “Issuers”) on February 15, 2017, were primarily used to repay certain existing indebtedness of the Parent Company and its subsidiaries. Interest is payable semi-annually on March 1 and September 1 of each year. If Ferroglobe experiences a change of control, the Company is required to offer to redeem the Notes at 101% of their principal amount (further information below).

•

$100,000 thousand North-American asset-based, revolving credit facility. Loans under the ABL Revolver may be borrowed, repaid and reborrowed at any time until the facility’s expiration date. The legal final maturity date of the ABL Revolver is October 11, 2024. The terms of the facility provide a spring forward provision which requires the ABL Revolver to be repaid on the date which is three months prior to the maturity date of the senior unsecured Notes (March 1, 2022), which would currently imply a facility repayment date of December 1, 2021. At December 31, 2020 $31,155 thousand was utilized.  The ABL Revolver was fully repaid in March 2021,  see Note 30.

•

On September 8, 2016, FerroAtlántica, S.A.U, as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”), as lender, entered into two loan agreements under which the Ministry made available to the borrower loans in aggregate principal amount of €44,999 thousand and €26,909 thousand, respectively, in connection with industrial development projects relating to the Company’s solar grade silicon project. The loan is contractually due to be repaid in 7 instalments over a 10-year period with the first three years as a grace period. The loan of €26,909 thousand was repaid in April 2018. Interest on outstanding amounts under each loan accrues at an annual rate of 3.55%. As of December 31, 2020, the amortized cost of the loan was €44,824 thousand (equivalent to $55,004 thousand) (2019: €44,765 thousand and $50,289 thousand), see Note 19.

•

On October 2, 2020, the Company ended the receivables funding agreement and cancelled the securitization program, signing a new factoring agreement with a Leasing and Factoring Agent, for anticipating the collection of receivables of the Company’s European entities (Grupo FerroAtlántica, S.A. and FerroPem S.AS). As a result of the agreement, the Leasing and Factoring Agent provided a cash consideration of circa $48.8 million, repurchased the receivables portfolio sold to the SPE on September 28, and consequently assumed the loan tranche of the senior borrower to the SPE. Also, the Senior loan and intermediate subordinate loan tranches were paid with internal sources of funds, at closing, there was cash release of $18 million from restricted cash relating to a special purpose vehicle under prior securitization program (see Note 10).

The Indenture governing the Notes includes change of control provisions that would require the Company to offer to redeem the outstanding Notes at a purchase price in cash equal to 101% of the principal amount of the Notes, plus any accrued and unpaid interest in the event of a change of control.  A change in control is defined in the indenture as the occurrence of any of the following:

1.

If the Company becomes aware, that any person or group, other than one of the Permitted Holders (which is defined as Grupo Villar Mir (GVM), Alan Kestenbaum or members of senior management) or affiliates of those Permitted Holders, directly or indirectly controls 35% or more of the Company’s voting stock and the aggregate voting stock of the Permitted Holders is the same or a lesser percentage;

2.	If the Company sells or otherwise disposes of all or substantially all of its assets;
3.	If the Company ceases to hold directly or indirectly 100% of the capital stock of Globe; or
4.	If the shareholders or the Company or the U.S. subsidiary approve the liquidation or dissolution of either the Company or Globe.

GVM currently owns approximately 54% of the Company’s voting stock, and a significant majority of GVM’s shares in the Company are pledged as collateral for GVM’s obligations to certain of its lenders. A change of control may occur if a person other than a Permitted Holder were to acquire 35% or more of the Company’s outstanding shares at a time when the Permitted Holders held an equal or lesser percentage. While GVM maintains its current shareholding, a change of control cannot occur. Based on the provisions cited above, a change of control as defined in the Indenture is unlikely to occur but the matter it is beyond the Company’s control. If a change of control were to occur, the company may not have sufficient financial resources available to satisfy all of its obligations.

Management considers it likely that the exchange of the Notes and additional capital will be completed, that will allow the Group to continue in operational existence for the foreseeable future, see Note 3.1

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2020
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	107,607	107,607
Obligations under finance leases	—	22,537	22,537
Debt instruments	357,508	—	357,508
Other financial liabilities (*)	63,896	—	63,896
	421,404	130,144	551,548

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2019
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	158,999	158,999
Obligations under finance leases	—	25,872	25,872
Debt instruments	354,951	—	354,951
Other financial liabilities (*)	56,939	—	56,939
	411,890	184,871	596,761

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Analysis of sensitivity to interest rates

At December 31, 2020, an increase of 1% in interest rates would have given rise to additional borrowing costs of $1,064 thousand (2019:  $2,232 thousand).

ii.	Foreign currency risk:

Notes and cross currency swap

The Parent Company is exposed to exchange rate fluctuations as it has a Euro functional currency and future commitments to pay interest and principal in US dollars in respect of its outstanding debt instruments of $150,000 thousand (see Note 18). To manage this foreign currency risk, the Parent Company has entered into a cross currency swap and designated a portion of this as an effective cash flow hedge of the future interest and principal amounts due on its debt instruments. As discussed in Note 19, the notional amount of the cross currency swap exceeds the principal amount of the Parent Company’s debt instruments by $42,500 thousand and therefore a portion of the cross currency swap is not designated as a hedge and is accounted for at fair value through profit or loss.

In March, 2020, the Company closed out the cross currency swap (see Note 19).

Foreign currency swaps in relation to trade receivables and trade payables

At December 31, 2020 and 2019, the Company has no foreign currency swaps in place in respect of foreign currency accounts receivable and accounts payable.

iii.	Liquidity risk:

The table below summarizes the maturity profile of the Company’s financial liabilities at December 31, 2020, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The cash flows for debt instruments assume that principal of the Notes is repaid at maturity in March 2022 (see Note 18).

	2020
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	108,613	5,277	—	—	113,890
Leases	8,796	6,350	7,130	1,748	24,024
Debt instruments	32,813	366,406	—	—	399,219
Financial loans from government agencies	36,672	7,209	18,274	6,501	68,656
Derivative financial instruments	—	—	—	—	—
Payables to related parties	3,196	—	—	—	3,196
Payable to non-current asset suppliers	130	2,633	—	—	2,763
Contingent consideration	1,772	4,175	15,892	3,277	25,116
Trade and other payables	149,201	—	—	—	149,201
	341,193	392,050	41,296	11,526	786,065

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	23,743	163,154	—	—	186,897
Finance leases	10,161	7,356	10,213	911	28,641
Debt instruments	32,813	32,813	366,406	—	432,032
Financial loans from government agencies	27,311	10,527	15,992	9,513	63,343
Derivative financial instruments	2,049	2,049	(4,911)	—	(813)
Payables to related parties	4,830	—	—	—	4,830
Payable to non-current asset suppliers	7,283	182	—	—	7,465
Contingent consideration	1,626	5,006	18,170	8,916	33,718
Trade and other payables	189,229	—	—	—	189,229
	299,045	221,087	405,870	19,340	945,342

The amounts disclosed in the table above for derivative financial instruments are the net undiscounted cash flows. The following table shows the gross inflows and outflows and the corresponding reconciliation of those amounts to the net carrying value of the derivatives.

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	201,523	—	237,617
Outflows	(15,998)	(15,998)	(206,434)	—	(238,430)
Net cash flow	2,049	2,049	(4,911)	—	(813)

Discounted at the applicable interbank rates	1,859	1,437	(12,896)	—	(9,600)

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2020 and 2019 were as follows:

	January 1, 2020	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2020
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	158,998	(67,343)	10,295	—	—	5,657	107,607
Obligations under finance leases	25,873	(10,315)	1,608	—	—	5,370	22,536
Debt instruments	354,952	(32,812)		—	—	35,368	357,508
Financial loans from government agencies (Note 19)	56,939	—	4,865	—	—	2,092	63,896
Derivative financial instruments (Note 19)	9,600	3,608	(86)	(14,329)	—	1,207	—
Total liabilities from financing activities	606,362	(106,862)	16,682	(14,329)	—	49,694	551,547
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to financing activities		(6,471)
Payments to acquire or redeem own shares		—
Net cash (used) by financing activities		(113,333)

	January 1, 2019	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2019
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	141,012	(107,718)	(1,485)	—	112,226	14,963	158,998
Obligations under finance leases	66,471	(55,352)	(1,895)	—	—	16,649	25,873
Debt instruments	352,594	(34,304)	—	—	—	36,662	354,952
Financial loans from government agencies (Note 19)	61,849	—	(1,147)	—	—	(3,763)	56,939
Derivative financial instruments (Note 19)	23,463	—	(532)	(12,770)	—	(561)	9,600
Total liabilities from financing activities	645,389	(197,374)	(5,059)	(12,770)	112,226	63,950	606,362
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to financing activities		(26,631)
Payments to acquire or redeem own shares		—
Net cash provided by financing activities		(224,005)